Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	10,529,417
Proposed Maximum Offering Price per Unit	1.41
Maximum Aggregate Offering Price	$ 14,846,478.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,051.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (“Common Stock”), of OS Therapies Incorporated (the “Registrant”) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events.

The offering price estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant’s Common Stock on September 26, 2025, as reported on NYSE American.

The amount registered represents (i) 4,289,441 shares of Common Stock issuable upon the exercise of outstanding warrants and (ii) 6,239,976 shares of Common Stock issuable upon the exercise of outstanding unsecured convertible promissory notes, each of which is to be offered for resale from time to time by certain of the selling stockholders named in the prospectus that forms a part of the registration statement to which this exhibit is attached.